WARRANTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Expected dividend yield		0.00%
FPA, Public, Private and Working Capital Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding	$ 41.2
Private and Working Capital Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding	$ 27.3
Expected dividend yield	0.00%